Investments in Associates - Soto Norte Income Statement Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenue		$ 447,674	$ 399,963
Depreciation and depletion		(34,944)	(32,193)
Income (loss) from operations		108,827	61,491
Interest and accretion		(29,156)	(28,288)
Income tax expense		(47,407)	(62,586)
Company's share of the loss from the associate		2,650	(2,180)
Company’s share of the loss from the associate		59	(12,931)
Soto Norte
Disclosure of associates [line items]
Revenue		0	0
Cost of sales		(9,308)	(4,440)
Depreciation and depletion		(865)	(278)
Income (loss) from operations		(10,173)	(4,718)
Interest and accretion		(5,341)	(324)
Income tax expense		28,765	(5,856)
Net Income and comprehensive income of associate		13,251	(10,898)
Net income (loss)		13,251	(10,898)
Company’s share of the loss from the associate		$ 2,650	$ (2,180)
Ownership Interest	20.00%	20.00%	20.00%